Subsequent Events	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019
Subsequent Events [Abstract]
Subsequent Events

15. SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company has evaluated all events or transactions that occurred after December 31, 2019 up through the date April 16, 2020 was the Company has presented these unaudited condensed consolidated financial statements. During the period, the Company did not have any material recognizable subsequent events.

14. SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company has evaluated all events or transactions that occurred after March 31, 2019 up through the date March 16, 2020, was the Company presented these audited consolidated financial statements. On November 18, 2019, the Company incorporated Morgan Capital Asset Management Ltd, a wholly owned subsidiary in Labuan, Malaysia, as an investment holding company. Save for the above, during the period, the Company did not have any other material recognizable subsequent events.